Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Basic and diluted earnings per share [abstract]
EARNINGS PER SHARE

14. EaRNINGS PER SHARE

Basic earnings per share represents the profits attributable to the ordinary shareholders divided by the weighted average number of common shares outstanding during the periods.

Diluted earnings per share represents the profits attributable to the ordinary shareholders divided by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table shows the calculation of the basic and diluted earnings per share for the six months ended 30 June 2020 and 2019.

	For the six months ended 30 June
	2020	2019
	USD	USD

Profit for the period	11,159,731	14,898,096
Less: profit attributable to the Earnout Shares (note 9)	(694,045)	-
Net profit available to common shareholders	10,465,686	14,898,096

Weighted average number of shares – basic and diluted	40,630,159	34,586,954

Basic and diluted earnings per share	0.26	0.43

The profit for the period was adjusted for the earnings attributable to the Earnout Shares subject to vesting but which are issued and outstanding for purposes of voting and receipt of dividends.

As at 30 June 2020, the vesting condition attached to the Earnout Shares have not been met, therefore the Earnout Shares were not included in the weighted average number of ordinary shares for both the basic and diluted earnings per share.

At the closing of the Business Combination the Company issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (note 18). The warrants were not included in the calculation of the diluted earnings per shares, as the average market price of ordinary shares during the period has not exceeded the exercise price of the warrants and therefore their effect would be antidilutive.

29.	earnings per share

Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

	2019	2018	2017

Profit for the year attributable to the equity holders of parent (USD)	23,565,399	25,541,703	7,031,340
Weighted average number of shares during the year – basic and diluted	135,161,942	138,320,733	143,375,678
Basic and diluted earnings per share	0.17	0.18	0.05